CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	$ 1,123,978	¥ 7,824,904	¥ 4,951,171
Cost of sales:
Total cost of sales	(1,296,177)	(9,023,726)	(5,207,047)
Gross loss	(172,199)	(1,198,822)	(255,876)
Operating expenses:
Research and development	(636,126)	(4,428,580)	(3,997,942)	¥ (2,602,889)
Selling, general and administrative	(783,100)	(5,451,787)	(5,341,790)	(2,350,707)
Total operating expenses	(1,419,226)	(9,880,367)	(9,339,732)	(4,953,596)
Loss from operations	(1,591,425)	(11,079,189)	(9,595,608)	(4,953,596)
Interest income	23,023	160,279	133,384	18,970
Interest expenses	(53,224)	(370,536)	(123,643)	(18,084)
Share of losses of equity investees	(9,262)	(64,478)	(9,722)	(5,375)
Investment income				3,498
Other (loss)/income, net	9,503	66,160	(21,346)	(58,681)
Loss before income tax expense	(1,621,385)	(11,287,764)	(9,616,935)	(5,013,268)
Income tax expense	(1,133)	(7,888)	(22,044)	(7,906)
Net loss	(1,622,518)	(11,295,652)	(9,638,979)	(5,021,174)
Accretion on convertible redeemable preferred shares to redemption value			(13,667,291)	(2,576,935)
Accretion on redeemable non-controlling interests to redemption value	(18,184)	(126,590)	(63,297)
Net loss attributable to non-controlling interests	1,313	9,141	41,705	36,440
Net loss attributable to ordinary shareholders of NIO Inc.	(1,639,389)	(11,413,101)	(23,327,862)	(7,561,669)
Net loss	(1,622,518)	(11,295,652)	(9,638,979)	(5,021,174)
Other comprehensive loss
Foreign currency translation adjustment, net of nil tax	(24,181)	(168,340)	(20,786)	(124,374)
Total other comprehensive loss	(24,181)	(168,340)	(20,786)	(124,374)
Total comprehensive loss	(1,646,699)	(11,463,992)	(9,659,765)	(5,145,548)
Accretion on convertible redeemable preferred shares to redemption value			(13,667,291)	(2,576,935)
Accretion on redeemable non-controlling interests to redemption value	(18,184)	(126,590)	(63,297)
Net loss attributable to non-controlling interests	1,313	9,141	41,705	36,440
Comprehensive loss attributable to ordinary shareholders of NIO Inc.	$ (1,663,570)	¥ (11,581,441)	¥ (23,348,648)	¥ (7,686,043)
Weighted average number of ordinary shares used in computing net loss per share
Basic and diluted (in shares) | shares	1,029,931,705	1,029,931,705	332,153,211	21,801,525
Net loss per share attributable to ordinary shareholders
Basic and diluted | (per share)	$ (1.59)	¥ (11.08)	¥ (70.23)	¥ (346.84)
Weighted average number of ADS used in computing net loss per ADS
Basic and diluted (in shares) | shares	1,029,931,705	1,029,931,705	332,153,211
Net loss per ADS attributable to ordinary shareholders
Basic and diluted | (per share)	$ (1.59)	¥ (11.08)	¥ (70.23)
Vehicle sales
Revenues:
Total revenues	$ 1,058,220	¥ 7,367,113	¥ 4,852,470
Cost of sales:
Total cost of sales	(1,162,923)	(8,096,035)	(4,930,135)
Other sales
Revenues:
Total revenues	65,758	457,791	98,701
Cost of sales:
Total cost of sales	$ (133,254)	¥ (927,691)	¥ (276,912)